Bank Debt (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of future maturities of debt
Total	$ 391,000	$ 442,000	$ 469,573
Bank Debt [Member]
Schedule of future maturities of debt
2014		318,050
2015		55,543
2016		28,621
2017		7,210
2018		2,400
Thereafter		29,970
Total		$ 441,794